GOODWILL (Details) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Gross amount:
Beginning balance	$ 13,854,592	$ 9,034,090
Addition (Note 3)	74,700,577	4,831,683
Exchange difference	(8,386)	(11,181)
Ending balance	88,546,783	13,854,592
Accumulated impairment loss:
Beginning balance	(1,524,266)	(1,524,266)
Charge for the year	0	0
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$ 87,022,517	$ 12,330,326